OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 9      -      OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 2 5	2 0 2 4

Accrued salaries and fringe benefits	47,274	41,024
Accrued warranty costs (See B below)	13,992	11,238
Governmental institutions	39,148	14,282
Governments grants payables	1,116	1,230
Other	656	259
	102,186	68,033

B.	Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

Accrued warranty costs presented in:

	As of December 31,
	2 0 2 5	2 0 2 4

Other current liabilities	13,992	11,238
Other long-term liabilities	577	564
	14,569	11,802

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2025 and 2024 :

	As of December 31,
	2 0 2 5	2 0 2 4

Balance as of beginning of year	11,802	8,523
Services provided under warranty	(19,308)	(14,437)
Changes in provision	22,075	17,716
Balance as of end of year	14,569	11,802